UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
---------------------------------------------------
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

        The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT
DECEMBER 31, 2003

                                                              [UMBRELLA GRAPHIC]

                  THE TRAVELERS SERIES TRUST:

                  EQUITY INCOME PORTFOLIO
                  LARGE CAP PORTFOLIO

[TRAVELERS LIFE AND ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................  1
EQUITY INCOME PORTFOLIO
     MANAGER OVERVIEW.......................................  3
     PERFORMANCE COMPARISON.................................  5
LARGE CAP PORTFOLIO
     MANAGER OVERVIEW.......................................  6
     PERFORMANCE COMPARISON.................................  7
SCHEDULES OF INVESTMENTS....................................  8
STATEMENTS OF ASSETS AND LIABILITIES........................  20
STATEMENTS OF OPERATIONS....................................  21
STATEMENTS OF CHANGES IN NET ASSETS.........................  22
NOTES TO FINANCIAL STATEMENTS...............................  24
FINANCIAL HIGHLIGHTS........................................  28
INDEPENDENT AUDITORS' REPORT................................  30
ADDITIONAL INFORMATION......................................  31

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The year 2003 marked the end of the three-year equity bear market, with the resurgence of stocks of all sizes and styles and from a variety of industries. However, the greatest gains were made by small-cap, rather than large-cap stocks, and by those whose stock price had fallen the farthest since 2000's market peaks, particularly technology stocks. In general, mid-cap stocks performed better than large-caps, yet not as well as small-caps.

The turning point for stocks came in mid-March as the U.S. ended the uncertainty over the impending Iraq War and the major combat war came to a swift completion.
But, historically low interest rates and lowered income taxes provided a double economic stimulus, which first raised expectations for economic growth and then led to gains in consumer confidence and rapid expansion.
Meanwhile, job growth remained sluggish, causing some concerns over the sustainability of both the economic rebound and the market's positive performance.

Within this environment, the funds performed as follows:

    Performance of the Funds as of December 31, 2003

                                              6 MONTHS   12 MONTHS
                                              --------   ---------
EQUITY INCOME PORTFOLIO...................     16.14%      31.17%
Russell 3000 Value Index..................     17.18       31.14
Lipper Equity Income Variable Funds
  Category Average........................     15.37       26.81

LARGE CAP PORTFOLIO.......................     14.32       24.67
S&P 500 Index.............................     15.14       28.67
Lipper Large Cap Core Variable Funds
  Category Average........................     13.96       26.42

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Each fund's returns reflect expenses incurred by that fund, but do not reflect any charges or expenses imposed by the variable annuity or life contract you own, and do not reflect the deduction of any taxes. Therefore, your actual returns would have been lower. An investor may not invest directly in the funds.

Index returns are provided for comparison, but an investor cannot invest directly in an index. Additionally, these returns do not reflect any deduction for fees or expenses, as indices are unmanaged, and do not incur such expenses. Index returns also do not reflect any deduction for taxes.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 64 funds for the six-month period and among the 56 funds for the 12-month period in the Lipper equity income variable funds category. Returns were calculated among the 230 funds for the six-month period and among the 224 funds for the 12-month period in the Lipper large cap core variable funds category.

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund and variable insurance products industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, and other mutual fund and variable product issues in connection with various investigations. The funds have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

[/s/ R. JAY GERKEN]
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 19, 2004

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

EQUITY INCOME PORTFOLIO

PERFORMANCE UPDATE

During its fiscal year ended December 31, 2003, the fund returned 31.17%. In comparison, the fund outperformed its unmanaged benchmark, the Russell 3000 Value Index(i), which returned 31.14% for the same period. The fund also outperformed its Lipper equity income variable funds category average, which returned 26.81% for the same period.(1)

The fund outperformed the Russell 3000 Value Index and its peer group average. An overweighting and good stock selection in information technology was the fund's top contributor to return, including semiconductor stocks that rose in anticipation of an upturn in the technology spending cycle. Other economically sensitive positions also enhanced returns, including selected industrials and consumer discretionary stocks showing improved earnings prospects. On the down side, energy positions detracted from the fund's relative return, particularly energy services stocks that were held back in part by investor concerns about the sustainability of energy prices. Overexposure to out-of-favor health care stocks, particularly contra-cyclical pharmaceutical stocks, also hampered performance.

A variety of overweighted industrial and materials positions with operating leverage to an economic rebound contributed to the fund's outperformance relative to the Russell 1000 Value Index. Below-average exposure to the lagging utilities sector and its perceived defensive traits also helped. On the other hand, the fund's financial services positions held back relative returns. Despite increasing equity market values, the fund's overweighted brokerage and processing-oriented bank positions trailed other stocks in the sector, including some banks that benefited from industry consolidation activity. Below-average performance in the fund's concentrated energy holdings and consumer discretionary positions also held back its relative return.

MARKET OVERVIEW

In calendar year 2003, equities staged a rapid rebound. Except for the period earlier in the year prior to the start of the war in Iraq, vigorous monetary and fiscal stimuli contributed to rising investor optimism about dramatic improvements in the economy and growth in corporate earnings following three years of dismal equity market performance. Most equity market segments registered double-digit gains, and economically-sensitive cyclical industries outpaced the more defensive sectors. Additionally, value stocks outpaced growth stocks.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2003, calculated among the 56 funds in the Lipper equity income variable funds category including the reinvestment of dividends and capital gains, if any.

Thank you for your investment in the Equity Income Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

The Portfolio Management Team
Fidelity Management & Research Company

January 19, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. The opinions expressed are current only through the end of the period of this report as stated on the cover and are subject to change at any time based on market or other conditions. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 8 through 13 for a list and percentage breakdown of the fund's holdings.

Fund performance reflects fund expenses, but does not reflect any charges or expenses imposed by your variable contract. Index performance does not reflect any deduction for fees or expenses. An investor may not invest directly in an index.

RISK: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

(i) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)
 4

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- EQUITY INCOME PORTFOLIO AS OF 12/31/03 (UNAUDITED)


    AVERAGE ANNUAL TOTAL RETURNS
    --------------------------------------------
    Year Ended 12/31/03                  31.17%
    Five Years Ended 12/31/03             3.84
    8/30/96* through 12/31/03             9.91
              CUMULATIVE TOTAL RETURN
              -----------------------
    8/30/96* through 12/31/03           100.06%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made at inception on August 30, 1996, assuming reinvestment of dividends, through December 31, 2003. Index information is available at month-end only; therefore, the closest month-end to inception date of the Portfolio has been used. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)
(LINE GRAPH)

                                                                  EQUITY INCOME PORTFOLIO            RUSSELL 3000 VALUE INDEX
                                                                  -----------------------            ------------------------
8/30/96                                                                    10000                              10000
12/96                                                                      11169                              11421
12/97                                                                      14749                              15399
12/98                                                                      16574                              17478
12/99                                                                      17389                              18640
12/00                                                                      18976                              20139
12/01                                                                      17722                              19267
12/02                                                                      15252                              16342
12/31/03                                                                   20006                              21431

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. The total returns and graph presented above do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

LARGE CAP PORTFOLIO

PERFORMANCE UPDATE

During its fiscal year ended December 31, 2003, the fund returned 24.67%. In comparison, the fund underperformed its unmanaged benchmark, the S&P 500 Index,(i) which returned 28.67% for the same period. The fund also underperformed its Lipper large cap core variable funds category average, which returned 26.42% for the same period.(1)

MARKET OVERVIEW

The S&P 500 Index gained substantial ground over 2003 providing some relief to investors who endured several years of dismal equity returns. The strong results were likely a product of several factors: improving economic conditions led to a rapid gain in corporate earnings, and investors reacted to the strong earnings reports by pushing stock prices higher. Throughout most of the year, smaller-cap companies dominated returns, a trend that continued through the fourth quarter. Value stocks were also strong performers.

Against this backdrop, the fund underperformed both its benchmark as well as its Lipper category average. Security selection in technology detracted from performance, as the fund generally favored large industry bellwethers that underperformed amid a rally led by higher-growth, smaller-cap companies. The fund's overweighting in the healthcare sector also dampened results. Specifically, a focus on some large-cap pharmaceutical companies hurt as the group suffered from industry-specific problems such as drug patent expirations, weak product pipelines, and the threat of cheaper imported drugs from Canada. Although security selection in technology detracted from performance, an overweighting in the sector contributed to returns, as did security selection in the consumer discretionary sector. Within the consumer discretionary sector, the fund held securities in a media company that performed well following a restructuring of some of its businesses. Furthermore, the fund had holdings in a retailer that was under new management and reported solid third-quarter earnings.

Thank you for your investment in the Large Cap Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

The Portfolio Management Team
Fidelity Management & Research Company

January 19, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. The opinions expressed are current only through the end of the period of this report as stated on the cover and are subject to change at any time based on market or other conditions. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 14 through 18 for a list and percentage breakdown of the fund's holdings.

Fund performance reflects fund expenses, but does not reflect any charges or expenses imposed by your variable contract. Index performance does not reflect any deduction for fees or expenses. An investor may not invest directly in an index.

RISK: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2003, calculated among the 224 funds in the Lipper large cap core variable funds category including the reinvestment of dividends and capital gains, if any.
(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
 6

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- LARGE CAP PORTFOLIO AS OF 12/31/03 (UNAUDITED)


    AVERAGE ANNUAL TOTAL RETURNS
    --------------------------------------------
    Year Ended 12/31/03                  24.67%
    Five Years Ended 12/31/03            (2.53)
    8/30/96* through 12/31/03             7.22
              CUMULATIVE TOTAL RETURN
              -----------------------
    8/30/96* through 12/31/03            66.82%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made on August 30, 1996 (commencement of operations), assuming reinvestment of dividends, through December 31, 2003, with that of a similar investment in the S&P 500 Index. Index information is available at month-end only; therefore, the closest month-end to inception date of the Portfolio has been used. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets.
[Line Graph]

                                                                    LARGE CAP PORTFOLIO                   S&P 500 INDEX
                                                                    -------------------                   -------------
8/30/96                                                                    10000                              10000
12/96                                                                      11330                              11442
12/97                                                                      13982                              15258
12/98                                                                      18966                              19622
12/99                                                                      24513                              23748
12/00                                                                      20964                              21587
12/01                                                                      17332                              19022
12/02                                                                      13382                              14820
12/31/03                                                                   16682                              19069

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. The total returns and graph presented above do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS                                      DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 4.4%
    20,600              European Aeronautic Defence and Space Co. ..................  $    489,251
   177,600              Goodrich Corp. .............................................     5,272,944
   118,500              Lockheed Martin Corp. ......................................     6,090,900
     4,300              Precision Castparts Corp. ..................................       195,263
    37,000              Raytheon Co. ...............................................     1,111,480
     8,100              Rockwell Collins, Inc. .....................................       243,243
--------------------------------------------------------------------------------------------------
                                                                                        13,403,081
--------------------------------------------------------------------------------------------------
AIRLINES -- 0.3%
    52,700              Continental Airlines Inc.+..................................       857,429
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
    65,500              Delphi Corp. ...............................................       668,755
--------------------------------------------------------------------------------------------------
AUTOMOBILES -- 1.0%
   195,200              Ford Motor Co. .............................................     3,123,200
--------------------------------------------------------------------------------------------------
BANKS -- 10.8%
    86,200              Bank of America Corp. ......................................     6,933,066
   137,800              The Bank of New York Co., Inc. .............................     4,563,936
    71,400              Bank One Corp. .............................................     3,255,126
     6,800              City National Corp. ........................................       422,416
    13,400              Comerica Inc. ..............................................       751,204
    82,414              Northern Trust Corp. .......................................     3,825,658
   121,700              U.S. Bancorp................................................     3,624,226
    60,148              Wachovia Corp. .............................................     2,802,295
   106,200              Wells Fargo & Co. ..........................................     6,254,118
--------------------------------------------------------------------------------------------------
                                                                                        32,432,045
--------------------------------------------------------------------------------------------------
BEVERAGES -- 0.5%
    26,400              Anheuser-Busch Co., Inc. ...................................     1,390,752
--------------------------------------------------------------------------------------------------
CHEMICALS -- 3.2%
    51,500              Air Products & Chemicals, Inc. .............................     2,720,745
    14,700              BASF AG, Sponsored ADR......................................       819,525
    24,300              The Dow Chemical Co. .......................................     1,010,151
    30,500              E.I. du Pont de Nemours & Co. ..............................     1,399,645
    52,900              Eastman Chemical Co. .......................................     2,091,137
     6,600              FMC Corp.+..................................................       225,258
    13,200              Great Lakes Chemical Corp. .................................       358,908
     3,500              PPG Industries, Inc. .......................................       224,070
    18,600              Rohm and Haas Co. ..........................................       794,406
--------------------------------------------------------------------------------------------------
                                                                                         9,643,845
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
    38,600              R.R. Donnelley & Sons Co. ..................................     1,163,790
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.9%
    40,000              Alcatel SA, Sponsored ADR...................................  $    514,000
    63,800              Avaya Inc.+.................................................       825,572
    60,000              Motorola, Inc. .............................................       844,200
   115,300              Nortel Networks Corp.+......................................       487,719
--------------------------------------------------------------------------------------------------
                                                                                         2,671,491
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.2%
   185,900              Hewlett-Packard Co. ........................................     4,270,123
    89,500              International Business Machines Corp. ......................     8,294,860
--------------------------------------------------------------------------------------------------
                                                                                        12,564,983
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
    15,000              Vulcan Materials Co. .......................................       713,550
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 11.9%
    31,900              American Express Co. .......................................     1,538,537
    59,100              AmeriCredit Corp.+..........................................       941,463
 1,140,040              The Charles Schwab Corp. ...................................    13,498,074
    69,000              Fannie Mae..................................................     5,179,140
    36,400              Friedman, Billings Ramsey Group, Inc. ......................       840,112
   223,300              Morgan Stanley..............................................    12,922,371
    23,800              SLM Corp. ..................................................       896,784
--------------------------------------------------------------------------------------------------
                                                                                        35,816,481
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
   150,000              SBC Communications, Inc. ...................................     3,910,500
    32,200              Telefonaktiebolaget LM Ericsson+............................       569,940
   366,800              Verizon Communications Inc. ................................    12,867,344
--------------------------------------------------------------------------------------------------
                                                                                        17,347,784
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.2%
    90,100              The AES Corp.+..............................................       850,544
    10,100              DPL Inc. ...................................................       210,888
    15,700              Entergy Corp. ..............................................       896,941
    53,670              Wisconsin Energy Corp. .....................................     1,795,262
--------------------------------------------------------------------------------------------------
                                                                                         3,753,635
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
    20,800              Thomas & Betts Corp.+.......................................       476,112
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
    36,200              Arrow Electronics, Inc.+....................................       837,668
       700              Avnet, Inc.+................................................        15,162
    54,200              Ingram Micro Inc., Class A Shares+..........................       861,780
    51,700              Solectron Corp. ............................................       862,356
    57,400              Solectron Corp.+............................................       339,234
    42,200              Vishay Intertechnology, Inc.+...............................       966,380
--------------------------------------------------------------------------------------------------
                                                                                         3,882,580
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
    28,500              ENSCO International Inc. ...................................  $    774,345
     5,400              Rowan Cos., Inc.+...........................................       125,118
    21,200              Varco International, Inc.+..................................       437,356
    44,000              Weatherford International Ltd.+.............................     1,584,000
--------------------------------------------------------------------------------------------------
                                                                                         2,920,819
--------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.7%
    57,000              Safeway, Inc.+..............................................     1,248,870
    22,300              Walgreen Co. ...............................................       811,274
--------------------------------------------------------------------------------------------------
                                                                                         2,060,144
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.9%
    31,000              Campbell Soup Co. ..........................................       830,800
    94,000              McCormick & Co., Inc. ......................................     2,829,400
    17,700              Smithfield Foods, Inc.+.....................................       366,390
    28,000              Unilever NV.................................................     1,817,200
--------------------------------------------------------------------------------------------------
                                                                                         5,843,790
--------------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 0.3%
    19,000              Becton Dickinson & Co. .....................................       781,660
    11,800              Steris Corp.+...............................................       266,680
--------------------------------------------------------------------------------------------------
                                                                                         1,048,340
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
    40,500              Hilton Hotels Corp. ........................................       693,765
    13,200              Mandalay Resort Group.......................................       590,304
    22,600              Marriott International Inc., Class A Shares.................     1,044,120
--------------------------------------------------------------------------------------------------
                                                                                         2,328,189
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.5%
    27,600              Colgate-Palmolive Co. ......................................     1,381,380
     4,200              Kimberly-Clark Corp. .......................................       248,178
    28,400              The Procter & Gamble Co. ...................................     2,836,592
--------------------------------------------------------------------------------------------------
                                                                                         4,466,150
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.8%
    16,200              3M Co. .....................................................     1,377,486
   140,200              General Electric Co. .......................................     4,343,396
    70,200              Honeywell International, Inc. ..............................     2,346,786
     8,700              Teleflex Inc. ..............................................       420,471
--------------------------------------------------------------------------------------------------
                                                                                         8,488,139
--------------------------------------------------------------------------------------------------
INSURANCE -- 3.0%
    30,900              AFLAC, Inc. ................................................     1,117,962
   115,100              American International Group, Inc. .........................     7,628,828
     3,600              Marsh & McLennan Cos., Inc. ................................       172,404
--------------------------------------------------------------------------------------------------
                                                                                         8,919,194
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 2.1%
   185,633              InterActiveCorp+............................................     6,298,528
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
    50,281              DoubleClick, Inc.+..........................................  $    513,872
--------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.5%
    27,700              Accenture Ltd., Class A Shares+.............................       729,064
    63,900              BearingPoint, Inc.+.........................................       644,751
    16,900              Computer Sciences Corp.+....................................       747,487
    83,702              Electronic Data Systems Corp. ..............................     2,054,047
     4,900              Keane, Inc.+................................................        71,736
    12,700              SunGard Data Systems Inc.+..................................       351,917
--------------------------------------------------------------------------------------------------
                                                                                         4,599,002
--------------------------------------------------------------------------------------------------
MACHINERY -- 2.9%
     6,800              Caterpillar Inc. ...........................................       564,536
   141,700              Dover Corp. ................................................     5,632,575
     5,100              Eaton Corp. ................................................       550,698
    16,400              Illinois Tool Works, Inc. ..................................     1,376,124
     8,700              SPX Corp.+..................................................       511,647
--------------------------------------------------------------------------------------------------
                                                                                         8,635,580
--------------------------------------------------------------------------------------------------
MEDIA -- 6.3%
    59,500              Belo Corp., Class A Shares..................................     1,686,230
    24,200              EchoStar Communications Corp., Class A Shares+..............       822,800
     5,300              The McGraw Hill Cos., Inc. .................................       370,576
   120,000              News Corp. Ltd., Sponsored ADR..............................     4,332,000
    19,000              Omnicom Group, Inc. ........................................     1,659,270
   157,200              Time Warner Inc.+...........................................     2,828,028
    29,300              Tribune Co. ................................................     1,511,880
   106,900              Viacom Inc., Class B Shares.................................     4,744,222
    24,100              The Walt Disney Co. ........................................       562,253
       500              Washington Post Co., Class B Shares.........................       395,700
--------------------------------------------------------------------------------------------------
                                                                                        18,912,959
--------------------------------------------------------------------------------------------------
METALS & MINING -- 1.5%
    93,200              Alcoa Inc. .................................................     3,541,600
    15,600              Nucor Corp. ................................................       873,600
--------------------------------------------------------------------------------------------------
                                                                                         4,415,200
--------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.7%
    27,700              Kohl's Corp.+...............................................     1,244,838
    35,700              Saks, Inc.+.................................................       536,928
     5,900              Wal-Mart Stores, Inc. ......................................       312,995
--------------------------------------------------------------------------------------------------
                                                                                         2,094,761
--------------------------------------------------------------------------------------------------
OIL & GAS -- 8.9%
   273,700              Burlington Resources, Inc. .................................    15,157,506
   265,610              Exxon Mobil Corp. ..........................................    10,890,010
    21,000              Pioneer Natural Resources Co.+..............................       670,530
--------------------------------------------------------------------------------------------------
                                                                                        26,718,046
--------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
     8,800              International Paper Co. ....................................       379,368
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.9%
    14,700              The Estee Lauder Cos., Inc. ................................  $    577,122
    58,100              The Gillette Co. ...........................................     2,134,013
--------------------------------------------------------------------------------------------------
                                                                                         2,711,135
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.0%
    48,300              Johnson & Johnson...........................................     2,495,178
    58,500              Merck & Co. Inc. ...........................................     2,702,700
    33,000              Novartis AG ADR.............................................     1,514,370
   136,430              Pfizer Inc. ................................................     4,820,072
    20,100              Valeant Pharmaceuticals International.......................       505,515
--------------------------------------------------------------------------------------------------
                                                                                        12,037,835
--------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.9%
    48,500              Duke Realty Corp. ..........................................     1,503,500
    42,506              Prologis....................................................     1,364,017
--------------------------------------------------------------------------------------------------
                                                                                         2,867,517
--------------------------------------------------------------------------------------------------
ROAD & RAIL -- 5.1%
    33,500              GATX Corp. .................................................       937,330
   201,900              Norfolk Southern Corp. .....................................     4,774,935
   106,400              Union Pacific Corp. ........................................     7,392,672
   112,230              Werner Enterprises, Inc. ...................................     2,187,363
--------------------------------------------------------------------------------------------------
                                                                                        15,292,300
--------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
    94,000              Integrated Device Technology, Inc.+.........................     1,613,980
    32,900              Kulicke & Soffa Industries, Inc.+...........................       473,102
    93,400              Teradyne, Inc.+.............................................     2,377,030
--------------------------------------------------------------------------------------------------
                                                                                         4,464,112
--------------------------------------------------------------------------------------------------
SOFTWARE -- 0.8%
    52,900              BMC Software, Inc.+.........................................       986,585
    48,325              Microsoft Corp. ............................................     1,330,870
    11,700              Oracle Corp.+...............................................       154,440
--------------------------------------------------------------------------------------------------
                                                                                         2,471,895
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
    30,179              Foot Locker Inc. ...........................................       707,697
   107,400              The Gap, Inc. ..............................................     2,492,754
--------------------------------------------------------------------------------------------------
                                                                                         3,200,451
--------------------------------------------------------------------------------------------------
TOBACCO -- 0.5%
    28,000              Altria Group, Inc. .........................................     1,523,760
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $270,678,968)...................   293,120,599
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
       500              Xerox Corp., 6.250%.........................................  $     64,875
--------------------------------------------------------------------------------------------------
OIL & GAS -- 0.4%
    22,200              Amerada Hess Corp., 7.000%..................................     1,217,670
--------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $1,243,135)......     1,282,545
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------------------------
BANKS -- 0.1%
    10,000              Chevy Chase Bank fsb., 8.000% (Cost -- $278,500)............       287,000
--------------------------------------------------------------------------------------------------
   FACE
  AMOUNT             RATING(A)                    SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.3%
--------------------------------------------------------------------------------------------------
ADVANCED MATERIALS & PRODUCTS -- 0.0%
$   20,000   Caa3*      Hexcel Corp., 7.000% due 8/1/11.............................        16,625
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
   700,000   CC         Level 3 Communications Inc., 6.000% due 9/15/09.............       495,250
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
   130,000   NR         Pharmaceutical Resources Inc., 2.875% due 9/30/10 (b).......       143,000
   220,000   B          Valeant Pharmaceuticals International, 3.000% due 8/16/10
                          (b).......................................................       241,725
--------------------------------------------------------------------------------------------------
                                                                                           384,725
--------------------------------------------------------------------------------------------------
                        TOTAL CONVERTIBLE BONDS (Cost -- $756,336)..................       896,600
--------------------------------------------------------------------------------------------------
                        SUB-TOTAL INVESTMENTS (Cost -- $272,956,939)................   295,586,744
--------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
 5,141,000              State Street Bank & Trust Co., 0.800% due 1/2/04;
                          Proceeds at maturity -- $5,141,228; (Fully collateralized
                          by Freddie Mac Notes, 1.310% due 8/30/04; Market
                          value -- $5,247,541)
                          (Cost -- $5,141,000)......................................     5,141,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $278,097,939**)........  $300,727,744
--------------------------------------------------------------------------------------------------

 +  Non-income producing security.
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
**  Aggregate cost for federal income tax purposes is $278,933,385.

    See page 19 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
---------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.8%
    26,600   The Boeing Co. .............................................  $  1,120,924
    17,300   Precision Castparts Corp. ..................................       785,593
---------------------------------------------------------------------------------------
                                                                              1,906,517
---------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.4%
    14,400   FedEx Corp. ................................................       972,000
---------------------------------------------------------------------------------------
AIRLINES -- 0.6%
    82,500   Southwest Airlines Co. .....................................     1,331,550
---------------------------------------------------------------------------------------
BANKS -- 5.0%
    43,600   Bank of America Corp. ......................................     3,506,748
    63,300   The Bank of New York Co., Inc. .............................     2,096,496
    75,200   Bank One Corp. .............................................     3,428,368
    21,151   Wachovia Corp. .............................................       985,425
    22,900   Wells Fargo & Co. ..........................................     1,348,581
---------------------------------------------------------------------------------------
                                                                             11,365,618
---------------------------------------------------------------------------------------
BEVERAGES -- 1.7%
    54,500   The Coca-Cola Co. ..........................................     2,765,875
    26,000   PepsiCo, Inc. ..............................................     1,212,120
---------------------------------------------------------------------------------------
                                                                              3,977,995
---------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.0%
    56,500   Amgen Inc.+.................................................     3,491,700
    25,100   Cephalon, Inc.+.............................................     1,215,091
    52,500   Millennium Pharmaceuticals, Inc.+...........................       980,175
     5,614   Neurocrine Biosciences, Inc.+...............................       306,188
    43,120   Protein Design Labs, Inc.+..................................       771,848
---------------------------------------------------------------------------------------
                                                                              6,765,002
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.6%
14,500....   American Standard Cos. Inc.+................................     1,460,150
---------------------------------------------------------------------------------------
CHEMICALS -- 1.6%
    42,000   The Dow Chemical Co. .......................................     1,745,940
    69,600   Monsanto Co. ...............................................     2,003,088
---------------------------------------------------------------------------------------
                                                                              3,749,028
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
    31,100   Ceridian Corp.+.............................................       651,234
    20,700   Waste Management, Inc. .....................................       612,720
---------------------------------------------------------------------------------------
                                                                              1,263,954
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.4%
   153,500   CIENA Corp.+................................................     1,019,240
   259,161   Cisco Systems, Inc.+........................................     6,295,021
    51,700   Juniper Networks, Inc.+.....................................       965,756

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.4% (CONTINUED)
    94,900   Motorola, Inc. .............................................  $  1,335,243
    12,000   UTStarcom, Inc.+............................................       444,840
---------------------------------------------------------------------------------------
                                                                             10,060,100
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 5.6%
   141,400   Dell Inc.+..................................................     4,801,944
   131,400   EMC Corp.+..................................................     1,697,688
    81,300   Hewlett-Packard Co. ........................................     1,867,461
    37,800   International Business Machines Corp. ......................     3,503,304
    32,300   Storage Technology Corp.+...................................       831,725
---------------------------------------------------------------------------------------
                                                                             12,702,122
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.8%
    13,800   Aeon Credit Service Co., Ltd. ..............................       588,659
    63,100   American Express Co. .......................................     3,043,313
    33,100   Ameritrade Holding Corp.+...................................       465,717
    30,500   The Charles Schwab Corp. ...................................       361,120
    29,800   Credit Saison Co., Ltd. ....................................       673,132
     6,182   Deutsche Boerse AG..........................................       337,654
    11,000   Fannie Mae..................................................       825,660
    15,500   Legg Mason, Inc. ...........................................     1,196,290
    65,400   MBNA Corp. .................................................     1,625,190
    64,000   Morgan Stanley..............................................     3,703,680
    11,800   Principal Financial Group, Inc. ............................       390,226
---------------------------------------------------------------------------------------
                                                                             13,210,641
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
    39,100   SBC Communications, Inc. ...................................     1,019,337
    74,600   Verizon Communications Inc. ................................     2,616,968
---------------------------------------------------------------------------------------
                                                                              3,636,305
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
    56,600   Allegheny Energy, Inc.+.....................................       722,216
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
   148,100   Solectron Corp.+............................................       875,271
    21,400   Vishay Intertechnology, Inc.+...............................       490,060
---------------------------------------------------------------------------------------
                                                                              1,365,331
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
    27,400   Rowan Cos., Inc.+...........................................       634,858
    48,400   Schlumberger Ltd. ..........................................     2,648,448
    24,600   Tidewater, Inc. ............................................       735,048
---------------------------------------------------------------------------------------
                                                                              4,018,354
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.3%
    35,300   Safeway, Inc.+..............................................       773,423
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
    12,800   Dean Foods Co.+.............................................  $    420,736
    18,600   Kellogg Co. ................................................       708,288
---------------------------------------------------------------------------------------
                                                                              1,129,024
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 2.5%
    28,600   Boston Scientific Corp.+....................................     1,051,336
    47,300   Medtronic, Inc. ............................................     2,299,253
    17,400   St. Jude Medical, Inc.+.....................................     1,067,490
    14,100   Stryker Corp. ..............................................     1,198,641
---------------------------------------------------------------------------------------
                                                                              5,616,720
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
    25,500   Carnival Corp. .............................................     1,013,115
    15,100   CBRL Group, Inc. ...........................................       577,726
   249,653   Hilton Group PLC............................................     1,001,584
---------------------------------------------------------------------------------------
                                                                              2,592,425
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.9%
    20,700   The Procter & Gamble Co. ...................................     2,067,516
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 5.1%
    27,200   3M Co. .....................................................     2,312,816
   208,500   General Electric Co. .......................................     6,459,330
   109,800   Tyco International Ltd. ....................................     2,909,700
---------------------------------------------------------------------------------------
                                                                             11,681,846
---------------------------------------------------------------------------------------
INSURANCE -- 1.2%
    25,200   AFLAC, Inc. ................................................       911,736
    25,950   American International Group, Inc. .........................     1,719,966
---------------------------------------------------------------------------------------
                                                                              2,631,702
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.8%
    16,800   Amazon.com, Inc.+...........................................       884,352
    14,500   eBay Inc.+..................................................       936,555
---------------------------------------------------------------------------------------
                                                                              1,820,907
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.1%
    70,386   CNET Networks, Inc.+........................................       480,033
    44,400   Yahoo! Inc.+................................................     2,005,548
---------------------------------------------------------------------------------------
                                                                              2,485,581
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
    48,000   Konica Minolta Holdings, Inc. ..............................       645,615
---------------------------------------------------------------------------------------
MACHINERY -- 2.3%
    46,200   Caterpillar Inc. ...........................................     3,835,524
    36,150   Graco Inc. .................................................     1,449,615
---------------------------------------------------------------------------------------
                                                                              5,285,139
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
MEDIA -- 11.4%
    54,900   Belo Corp., Class A Shares..................................  $  1,555,866
    38,624   British Sky Broadcasting PLC, Sponsored ADR+................     1,967,507
    28,050   Citadel Broadcasting Co.+...................................       627,478
    81,100   Comcast Corp., Special Class A Shares+......................     2,536,808
    17,500   Dow Jones & Co., Inc. ......................................       872,375
    18,900   News Corp. Ltd., Sponsored ADR..............................       682,290
     8,700   Pixar, Inc.+................................................       602,823
    28,769   Societe Television Francaise 1..............................     1,003,331
   298,500   Time Warner Inc.+...........................................     5,370,015
    40,780   Tribune Co. ................................................     2,104,248
    27,100   Univision Communications Inc., Class A Shares+..............     1,075,599
    57,431   Viacom Inc., Class B Shares.................................     2,548,788
   220,600   The Walt Disney Co. ........................................     5,146,598
---------------------------------------------------------------------------------------
                                                                             26,093,726
---------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.7%
    72,800   Wal-Mart Stores, Inc. ......................................     3,862,040
---------------------------------------------------------------------------------------
OIL & GAS -- 2.5%
    24,700   ChevronTexaco Corp. ........................................     2,133,833
    88,000   Exxon Mobil Corp. ..........................................     3,608,000
---------------------------------------------------------------------------------------
                                                                              5,741,833
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 2.0%
    33,300   Alberto Culver Co., Class B Shares..........................     2,100,564
    69,000   The Gillette Co. ...........................................     2,534,370
---------------------------------------------------------------------------------------
                                                                              4,634,934
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.3%
    19,800   Allergan, Inc. .............................................     1,520,838
    24,300   AstraZeneca PLC, Sponsored ADR..............................     1,175,634
    47,900   Bristol-Myers Squibb Co. ...................................     1,369,940
    30,700   Eli Lilly & Co. ............................................     2,159,131
    26,000   Forest Laboratories, Inc., Class A Shares+..................     1,606,800
    42,900   Johnson & Johnson...........................................     2,216,214
    13,100   Medicis Pharmaceutical Corp., Class A Shares................       934,030
    81,380   Merck & Co. Inc. ...........................................     3,759,756
   146,260   Pfizer Inc. ................................................     5,167,366
    11,157   Roche Holding AG............................................     1,124,898
    71,200   Schering-Plough Corp. ......................................     1,238,168
    27,100   Wyeth.......................................................     1,150,395
---------------------------------------------------------------------------------------
                                                                             23,423,170
---------------------------------------------------------------------------------------
ROAD & RAIL -- 0.6%
    19,400   Union Pacific Corp. ........................................     1,347,912
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 7.3%
    34,300   Altera Corp.+...............................................       778,610
    17,100   Amkor Technology, Inc.+.....................................       311,391
    35,800   Analog Devices, Inc.+.......................................     1,634,270

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2003

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 7.3% (CONTINUED)
    43,200   Applied Materials, Inc.+....................................  $    969,840
   171,000   Intel Corp. ................................................     5,506,200
    10,600   KLA-Tencor Corp.+...........................................       621,902
    21,600   Marvell Technology Group Ltd.+..............................       819,288
    38,500   Micrel Inc.+................................................       599,830
     3,700   Samsung Electronics Co., Ltd. ..............................       695,600
   132,100   Texas Instruments Inc. .....................................     3,881,098
    10,600   Tokyo Electron Ltd. ........................................       805,376
---------------------------------------------------------------------------------------
                                                                             16,623,405
---------------------------------------------------------------------------------------
SOFTWARE -- 4.9%
    12,700   Adobe Systems, Inc. ........................................       499,110
    24,200   Ascential Software Corp.+...................................       627,506
   301,900   Microsoft Corp. ............................................     8,314,326
   124,900   Oracle Corp.+...............................................     1,648,680
---------------------------------------------------------------------------------------
                                                                             11,089,622
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.7%
    88,700   The Gap, Inc. ..............................................     2,058,727
    43,500   The Home Depot, Inc. .......................................     1,543,815
    33,100   Lowe's Cos., Inc. ..........................................     1,833,409
    20,300   The Sherwin-Williams Co. ...................................       705,222
---------------------------------------------------------------------------------------
                                                                              6,141,173
---------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 1.7%
    31,400   Coach, Inc.+................................................     1,185,350
    25,400   NIKE Inc., Class B Shares...................................     1,738,884
    30,900   Polo Ralph Lauren Corp. ....................................       889,920
---------------------------------------------------------------------------------------
                                                                              3,814,154
---------------------------------------------------------------------------------------
TOBACCO -- 0.8%
    33,500   Altria Group, Inc. .........................................     1,823,070
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
    51,100   Nextel Communications, Inc.+................................     1,433,865
    38,400   Vodafone Group PLC, Sponsored ADR...........................       961,536
---------------------------------------------------------------------------------------
                                                                              2,395,401
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $208,452,284)...................   222,227,221
---------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
$5,937,000   State Street Bank & Trust Co., 0.800% due 1/2/04; Proceeds
               at maturity -- $5,937,264; (Fully collateralized by
               Freddie Mac Notes, 4.500% due 8/15/04;
               Market value -- $6,059,324) (Cost -- $5,937,000)..........     5,937,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $214,389,284*).........  $228,164,221
---------------------------------------------------------------------------------------

 +  Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is $217,499,593.

    Abbreviation used in this schedule:

    ADR -- American Depositary Receipt.
                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay
                        principal is extremely strong.
AA                 --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated
                        issues only in a small degree.
A                  --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                        economic conditions than debt in higher rated categories.
BBB                --   Bonds rated "BBB" are regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                        economic conditions or changing circumstances are more
                        likely to lead to a weakened capacity to pay interest and
                        repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC and CC  --   Bonds rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to capacity to pay
                        interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of
                        speculation than "B", "CCC" and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
                        large uncertainties or major risk exposures to adverse
                        conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa                --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective
                        elements are likely to change, such changes as can be
                        visualized are most unlikely to impair the fundamentally
                        strong position of these bonds.
Aa                 --   Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                        lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of
                        protective elements may be of greater amplitude, or there
                        may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.
A                  --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                        Factors giving security to principal and interest are
                        considered adequate, but elements may be present that
                        suggest a susceptibility to impairment some time in the
                        future.
Baa                --   Bonds rated "Baa" are considered to be medium grade
                        obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security
                        appear adequate for the present but certain protective
                        elements may be lacking or may be characteristically
                        unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have
                        speculative characteristics as well.
Ba                 --   Bonds rated "Ba" are judged to have speculative elements;
                        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                        moderate and thereby may not well safeguarded during both
                        good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                  --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa                --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
                        respect to principal or interest.
Ca and C           --   Bonds rated "Ca" and "C" represent obligations which are
                        speculative in a high degree. Such issues are often in
                        default or have other marked shortcomings.

NR                 --   Indicates that the bond is not rated by Standard & Poor's or
                        Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2003

                                                              EQUITY INCOME     LARGE CAP
                                                                PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................  $278,097,939    $ 214,389,284
  Foreign currency, at cost.................................           664            5,218
-------------------------------------------------------------------------------------------
  Investments, at value.....................................  $300,727,744    $ 228,164,221
  Foreign currency, at value................................           673            5,256
  Cash......................................................           387              698
  Receivable for securities sold............................     2,428,152               --
  Dividends and interest receivable.........................       395,270          270,698
  Receivable for Fund shares sold...........................        74,050               --
  Receivable for open forward foreign currency contracts
    (Note 5)................................................            --            3,252
  Other receivables.........................................        58,296           16,314
-------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................   303,684,572      228,460,439
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased..........................     3,763,213          197,480
  Payable for Fund shares reacquired........................     2,172,129          261,942
  Investment advisory fees payable..........................       182,539          140,922
  Administration fees payable...............................        14,647           11,270
  Accrued expenses..........................................        58,217           49,180
-------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................     6,190,745          660,794
-------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $297,493,827    $ 227,799,645
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital...........................................  $268,501,440    $ 323,499,229
  Undistributed net investment income.......................       207,403           39,202
  Accumulated net realized gain (loss) from investment
    transactions and foreign currencies.....................     6,155,170     (109,515,126)
  Net unrealized appreciation of investments and foreign
    currencies..............................................    22,629,814       13,776,340
-------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $297,493,827    $ 227,799,645
-------------------------------------------------------------------------------------------
SHARES OUTSTANDING..........................................    17,934,234       17,278,475
-------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE..................................        $16.59           $13.18
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              EQUITY INCOME    LARGE CAP
                                                                PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................   $   211,105    $    29,809
  Dividends.................................................     4,184,655      2,456,994
  Less: Foreign withholding tax.............................        (8,336)        (8,500)
-----------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................     4,387,424      2,478,303
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2).........................     1,732,205      1,473,633
  Custody...................................................        90,009         62,542
  Administration fees (Note 2)..............................        78,577         63,355
  Audit and legal...........................................        35,500         33,499
  Shareholder servicing fees................................        21,458         22,167
  Shareholder communications................................        20,000         17,950
  Trustees' fees............................................         6,300          6,300
  Other.....................................................         3,089          3,445
-----------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................     1,987,138      1,682,891
  Less: Expense reductions (Note 7).........................      (142,462)       (51,648)
-----------------------------------------------------------------------------------------
  NET EXPENSES..............................................     1,844,676      1,631,243
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................     2,542,748        847,060
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Gain (Loss) From:
    Investment transactions.................................    21,027,620     (4,097,957)
    Foreign currency transactions...........................           282            974
-----------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)..................................    21,027,902     (4,096,983)
-----------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
    Investments.............................................    41,407,173     47,411,861
    Foreign currencies......................................             9            350
-----------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION.....................    41,407,182     47,412,211
-----------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............    62,435,084     43,315,228
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................   $64,977,832    $44,162,288
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                  EQUITY INCOME PORTFOLIO                         2003           2002
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  2,542,748   $  2,254,778
  Net realized gain (loss)..................................    21,027,902    (12,434,800)
  Change in net unrealized appreciation.....................    41,407,182    (21,414,192)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........    64,977,832    (31,594,214)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (2,393,549)    (2,215,538)
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................    (2,393,549)    (2,215,538)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    54,800,464     55,472,889
  Net asset value of shares issued for reinvestment of
    dividends...............................................     2,393,549      2,215,538
  Cost of shares reacquired.................................   (13,294,129)   (33,257,838)
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    43,899,884     24,430,589
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................   106,484,167     (9,379,163)
NET ASSETS:
  Beginning of year.........................................   191,009,660    200,388,823
-----------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $297,493,827   $191,009,660
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........      $207,403        $78,440
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)     FOR THE YEARS ENDED DECEMBER
31,

                    LARGE CAP PORTFOLIO                           2003           2002
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $    847,060   $    942,851
  Net realized loss.........................................    (4,096,983)   (52,312,291)
  Change in net unrealized appreciation.....................    47,412,211     (5,398,137)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........    44,162,288    (56,767,577)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (808,832)    (1,013,530)
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (808,832)    (1,013,530)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    25,978,086     18,362,756
  Net asset value of shares issued for reinvestment of
    dividends...............................................       808,832      1,013,530
  Cost of shares reacquired.................................   (22,203,616)   (31,024,418)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS............................................     4,583,302    (11,648,132)
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................    47,936,758    (69,429,239)
NET ASSETS:
  Beginning of year.........................................   179,862,887    249,292,126
-----------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $227,799,645   $179,862,887
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........       $39,202             --
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Equity Income and Large Cap Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and fourteen other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Disciplined Mid Cap Stock, U.S. Government Securities, Social Awareness Stock, Pioneer Fund (formerly known as Utilities), Convertible Securities, MFS Mid Cap Growth, Merrill Lynch Large Cap Core (formerly known as MFS Research), Zero Coupon Bond Fund (Series 2005) and MFS Value Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the Equity Income Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) the Funds intend to comply with the provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, the Equity Income and Large Cap Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

     2.  MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup, Inc. provides the funds with investment management related services. For these services TAMIC receives an investment advisory fee that is calculated at the annual rate of 0.75% of each Fund's respective average net assets. These fees

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

are calculated daily and paid monthly. TAMIC has entered into a sub-advisory agreement with Fidelity Management & Research Company ("FMR"). Pursuant to the sub-advisory agreement FMR is responsible for the day-to-day fund operations and investment decisions. For its services as each Fund's sub-adviser, FMR is paid a portion of TAMIC's management fee that is computed at an annual rate of 0.45% of each Fund's respective average net assets.

     Effective July 1, 2003, Travelers Insurance Company ("TIC"), another wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of each respective Fund's average daily net assets. The fee is calculated daily and paid monthly. TIC has entered into a sub-administration service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's respective average daily net assets. Previously, Fidelity Service Company, Inc., an affiliate of FMR, maintained each Fund's accounting records.

     Effective July 1, 2003, Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, replaced Fidelity Investments Institutional Operations Company, Inc. as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the period July 1, 2003 through December 31, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     The Central Funds, managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Effective July 1, 2003, the Funds no longer invested in the Central Funds. Distributions from the Central Funds are noted in the table below:

                                                                 INCOME
                                                              DISTRIBUTIONS
---------------------------------------------------------------------------
Equity Income Portfolio.....................................     $52,387
Large Cap Portfolio.........................................      50,972
---------------------------------------------------------------------------

     For the year ended December 31, 2003, Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, or its affiliates did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments), were as follows:

                                                               PURCHASES         SALES
------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $362,105,044    $312,806,900
Large Cap Portfolio.........................................   120,698,026     113,305,827
------------------------------------------------------------------------------------------

     At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                                                                NET
                                                                                             UNREALIZED
                                                              APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $26,391,301    $(4,596,942)   $21,794,359
Large Cap Portfolio.........................................   25,147,912    (14,483,284)    10,664,628
--------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     5.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At December 31, 2003, Large Cap Portfolio had open forward foreign currency contracts as described below. The unrealized gain on the contracts reflected in the accompanying financial statements was as follows:

LARGE CAP PORTFOLIO

                                                           LOCAL      MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                          CURRENCY    VALUE        DATE         GAIN
-------------------------------------------------------------------------------------------------------
TO BUY:
Euro....................................................  156,736    $197,480     1/2/04       $3,252
-------------------------------------------------------------------------------------------------------

     At December 31, 2003, Equity Income Portfolio did not have any open forward foreign currency contracts.

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2003   DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
Shares sold.................................................      3,752,047           3,849,060
Shares issued on reinvestment...............................        144,451             174,315
Shares reacquired...........................................       (944,979)         (2,411,017)
---------------------------------------------------------------------------------------------------
Net Increase................................................      2,951,519           1,612,358
---------------------------------------------------------------------------------------------------
LARGE CAP PORTFOLIO
Shares sold.................................................      2,190,153           1,474,801
Shares issued on reinvestment...............................         61,461              95,797
Shares reacquired...........................................     (1,928,969)         (2,653,092)
---------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        322,645          (1,082,494)
---------------------------------------------------------------------------------------------------

     7.  EXPENSE REDUCTIONS

     Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

                                                              BROKERAGE      CUSTODY    TRANSFER AGENT
                                                               SERVICE       EXPENSE       EXPENSE
                                                             ARRANGEMENTS   REDUCTION     REDUCTION
------------------------------------------------------------------------------------------------------
Equity Income Portfolio....................................    $142,211       $113           $138
Large Cap Portfolio........................................      51,625         23             --
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     8.  CAPITAL LOSS CARRYFORWARDS

     At December 31, 2003, Large Cap Portfolio had, for Federal income tax purposes, approximately $106,405,000 of capital loss carryforward available to offset future capital gains. To the extent that these carryforward losses can be used to offset realized capital gains, it is probable that such gains will not be distributed. The amounts and expiration of the carryforwards are indicated below. Expiration occurs on December 31, of the year indicated:

                                                                 2009          2010          2011
-----------------------------------------------------------------------------------------------------
Large Cap Portfolio.........................................  $41,514,000   $52,058,000   $12,833,000
-----------------------------------------------------------------------------------------------------

     9.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

     At December 31, 2003, the tax basis components of distributable earnings were:

                                                                            ACCUMULATED
                                                          UNDISTRIBUTED       CAPITAL       UNREALIZED
                                                         ORDINARY INCOME       LOSS        APPRECIATION
-------------------------------------------------------------------------------------------------------
Equity Income Portfolio................................    $7,198,019                 --   $21,794,368
Large Cap Portfolio....................................        42,454      $(106,404,817)   10,662,779
-------------------------------------------------------------------------------------------------------

     At December 31, 2003, for Equity Income and Large Cap Portfolios, the difference between book basis and tax basis unrealized appreciation was attributable primarily to wash sale loss deferrals, the treatment of accretion of discounts and amortization of premiums, returns of capital from real estate investment trusts, and the mark-to-market of derivative contracts.

     The tax character of distributions paid during the year ended December 31, 2003 was:

                                                              ORDINARY INCOME
-----------------------------------------------------------------------------
Equity Income Portfolio.....................................    $2,393,549
Large Cap Portfolio.........................................       808,832
-----------------------------------------------------------------------------

     For the year ended December 31, 2002, the Portfolios did not make any distributions.

     10.  ADDITIONAL INFORMATION

     The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

EQUITY INCOME PORTFOLIO                             2003      2002(1)     2001(1)     2000(1)     1999(1)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR..............    $12.75      $14.99      $16.26      $15.05      $15.41
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.........................      0.14        0.16        0.20        0.13        0.13
  Net realized and unrealized gain (loss).......      3.83       (2.25)      (1.27)       1.24        0.59
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations.............      3.97       (2.09)      (1.07)       1.37        0.72
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.........................     (0.13)      (0.15)      (0.16)      (0.16)      (0.12)
  Net realized gains............................        --          --       (0.04)         --       (0.63)
  In excess of net realized gains...............        --          --          --          --       (0.33)
----------------------------------------------------------------------------------------------------------
Total Distributions.............................     (0.13)      (0.15)      (0.20)      (0.16)      (1.08)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR....................    $16.59      $12.75      $14.99      $16.26      $15.05
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(2).................................     31.17%     (13.94)%     (6.61)%      9.13%       4.92%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S).................  $297,494    $191,010    $200,389    $170,727    $130,553
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)...................................      0.87%       0.84%       0.85%       0.87%       0.88%
  Net investment income.........................      1.11        1.14        1.28        1.17        0.85
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........................       141%        131%        121%        151%        201%
----------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

             LARGE CAP PORTFOLIO                  2003      2002(1)    2001(1)     2000(1)    1999(1)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............    $10.61      $13.82     $16.81      $21.11     $17.44
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.......................      0.05        0.05       0.07        0.03       0.05
  Net realized and unrealized gain (loss).....      2.57       (3.20)     (2.98)      (3.05)      4.94
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...........      2.62       (3.15)     (2.91)      (3.02)      4.99
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.......................     (0.05)      (0.06)     (0.07)      (0.02)     (0.03)
  In excess of net investment income..........        --          --         --       (0.01)        --
  Net realized gains..........................        --          --      (0.01)      (0.94)     (1.29)
  In excess of net realized gains.............        --          --         --       (0.31)        --
------------------------------------------------------------------------------------------------------
Total Distributions...........................     (0.05)      (0.06)     (0.08)      (1.28)     (1.32)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR..................    $13.18      $10.61     $13.82      $16.81     $21.11
------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)...............................     24.67%     (22.79)%   (17.33)%    (14.48)%    29.24%
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S)...............  $227,800    $179,863   $249,292    $277,897   $202,128
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3).................................      0.86%       0.85%      0.83%       0.84%      0.87%
  Net investment income.......................      0.43        0.44       0.50        0.15       0.25
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.......................        60%         95%       131%         96%        90%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE TRAVELERS SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Equity Income Portfolio and the Large Cap Portfolio ("Portfolios"), two of the portfolios of The Travelers Series Trust ("Trust"), as of December 31, 2003, and the related statements of operations, the statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the years in the four year period ended December 31, 2002 were audited by other auditors whose report thereon dated February 12, 2003 expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Income Portfolio and the Large Cap Portfolio of the Trust as of December 31, 2003 and the result of their operations, and the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            [KPMG LLP SIGNATURE]

New York, New York
February 13, 2004

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of The Travelers Series Trust ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's administrator at 1-800-842-9368.

                                               TERM OF                                        NUMBER OF
                                            OFFICE(1) AND                                   PORTFOLIOS IN
                              POSITION(S)      LENGTH                                       FUND COMPLEX             OTHER
NAME, ADDRESS                  HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY       BOARD MEMBERSHIPS
AND AGE                          FUND          SERVED              PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES:(2)
 Robert E. McGill, III        Trustee       Since 1990      Retired                            5            Lydall Inc.; Board of
 295 Hancock Road                                                                                           Managers of 6 Variable
 Williamstown, MA                                                                                           Annuity Separate
 Age 72                                                                                                     Accounts of The
                                                                                                            Travelers Insurance Co.
                                                                                                            ("TIC")

 Lewis Mandell                Trustee       Since 1990      Professor, University of           5            Delaware North Corp.;
 160 Jacobs Hall                                            Buffalo                                         Board of Managers of 6
 Buffalo, NY                                                                                                Variable Annuity
 Age 60                                                                                                     Separate Accounts of TIC

 Frances M. Hawk              Trustee       Since 1991      Private Investor                   5            Board of Managers of 6
 CFA, CFP                                                                                                   Variable Annuity
 108 Oxford Hill Lane                                                                                       Separate Accounts of TIC
 Downingtown, PA
 Age 55

 INTERESTED TRUSTEE:
 R. Jay Gerken, CFA(3)        Chairman,     Since 2002      Managing Director of Citigroup    221           Chairman, Board of
 Citigroup Asset Management   President,                    Global Markets ("CGM");                         Managers of 6 Variable
 ("CAM")                      Chief                         Chairman, President and Chief                   Annuity Separate
 399 Park Avenue, 4th Floor   Executive                     Executive Officer of Smith                      Accounts of TIC
 New York, NY 10022           Officer and                   Barney Fund Management LLC
 Age 52                       Trustee                       ("SBFM"), Travelers Investment
                                                            Adviser, Inc. ("TIA") and Citi
                                                            Fund Management Inc. ("CFM");
                                                            President and Chief Executive
                                                            Officer of certain mutual
                                                            funds associated with
                                                            Citigroup Inc. ("Citigroup");
                                                            formerly, Portfolio Manager of
                                                            Smith Barney Allocation Series
                                                            Inc. (from 1996 to 2001) and
                                                            Smith Barney Growth and Income
                                                            Fund (from 1996 to 2000)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                  TERM OF                                        NUMBER OF
                                               OFFICE(1) AND                                   PORTFOLIOS IN
                               POSITION(S)        LENGTH                                       FUND COMPLEX          OTHER
NAME, ADDRESS                   HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY    BOARD MEMBERSHIPS
AND AGE                            FUND           SERVED              PAST FIVE YEARS             TRUSTEE       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 Andrew B. Shoup(4)           Senior Vice      Since 2004      Director of CAM; Senior Vice      N/A                N/A
 CAM                          President and                    President and Chief
 125 Broad Street, 10th       Chief                            Administrative Officer of
 Floor                        Administrative                   mutual funds associated with
 New York, NY 10004           Officer                          Citigroup; Treasurer of
 Age 47                                                        certain mutual funds
                                                               associated with Citigroup;
                                                               Head of International Funds
                                                               Administration of CAM (from
                                                               2001 to 2003); Director of
                                                               Global Funds Administration of
                                                               CAM from 2000 to 2001; Head of
                                                               U.S. Citibank Funds
                                                               Administration of CAM (from
                                                               1998 to 2000)


 Richard L. Peteka            Treasurer        Since 2002      Director of CGM; Chief            N/A                N/A
 CAM                                                           Financial Officer and
 125 Broad Street, 11th                                        Treasurer of certain mutual
 Floor                                                         funds associated with
 New York, NY 10004                                            Citigroup; Director and Head
 Age 42                                                        of Internal Control for CAM
                                                               U.S. Mutual Fund
                                                               Administration (from 1999 to
                                                               2002); Vice President, Head of
                                                               Mutual Fund Administration and
                                                               Treasurer at Oppenheimer
                                                               Capital (from 1996 to 1999)


 Andrew Beagley               Chief            Since 2002      Director of CGM (since 2000);     N/A                N/A
 CAM                          Anti-Money                       Director of Compliance, North
 399 Park Avenue, 4th Floor   Laundering                       America, CAM (since 2000);
 New York, NY 10022           Compliance                       Chief Anti-Money Laundering
 Age 40                       Officer                          Compliance Officer and Vice
                                                               President of certain mutual
                                                               funds associated with
                                                               Citigroup; Director of
                                                               Compliance, Europe, the Middle
                                                               East and Africa, CAM (from
                                                               1999 to 2000); Compliance
                                                               Officer, Salomon Brothers
                                                               Asset Management Limited,
                                                               Smith Barney Global Capital
                                                               Management Inc., Salomon
                                                               Brothers Asset Management Asia
                                                               Pacific Limited (from 1997 to
                                                               1999)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                  TERM OF                                        NUMBER OF
                                               OFFICE(1) AND                                   PORTFOLIOS IN
                               POSITION(S)        LENGTH                                       FUND COMPLEX          OTHER
NAME, ADDRESS                   HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY    BOARD MEMBERSHIPS
AND AGE                            FUND           SERVED              PAST FIVE YEARS             TRUSTEE       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 Kaprel Ozsolak               Controller       Since 2002      Vice President of CGM;            N/A                N/A
 CAM                                                           Controller of certain mutual
 125 Broad Street, 11th                                        funds associated with
 Floor                                                         Citigroup
 New York, NY 10004
 Age 38


 Ernest J. Wright             Secretary        Since 1994      Vice President and Secretary      N/A                N/A
 Travelers Life & Annuity                                      of TIC
 One Cityplace
 Hartford, CT 06103
 Age 63


 Kathleen A. McGah            Assistant        Since 1995      Deputy General Counsel of TIC     N/A                N/A
 Travelers Life & Annuity     Secretary
 One Cityplace
 Hartford, CT 06103
 Age 53

---------------

(1) Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Knight Edwards is an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting power.

(3) Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is Managing Director of CGM, an indirect wholly owned subsidiary of Citigroup, and his ownership of shares and options to purchase shares of Citigroup, the indirect parent of TIC.

(4) As of January 21, 2004.

--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED)

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2003:

     - A total of 40.16% and 100.00% of the ordinary dividends paid by the Equity Income Portfolio and Large Cap Portfolio, respectively, as qualifying for the dividends received deduction.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES                                   INVESTMENT ADVISER

R. Jay Gerken, CFA                         Travelers Asset Management International Company LLC
  Chairman
Frances M. Hawk, CFA, CFP                  ADMINISTRATOR
Lewis Mandell
Robert E. McGill, III                      The Travelers Insurance Company

OFFICERS                                   CUSTODIAN

R. Jay Gerken, CFA                         State Street Bank and Trust Company
President and
Chief Executive Officer                    TRANSFER AGENT

Andrew B. Shoup*                           Citicorp Trust Bank, fsb.
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Treasurer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

---------------
* As of January 21, 2004.

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.
This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: Equity Income and Large Cap Portfolios. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company or The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including more complete information on charges and expenses. All the Funds contained in this report may not be available under your variable annuity or life contract.

Series Trust (Annual) (2-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

        The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        The Board of Trustees of the registrant has determined that Robert E. McGill, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fees for The Travelers Series Trust of $276,000 and $225,000 for the years ended 12/31/03 and 12/31/02.

        (b) Audit-Related Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/03 and 12/31/02.

        (c) Tax Fees for The Travelers Series Trust of $30,000 and $30,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Travelers Series Trust.

        (d) All Other Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/03 and 12/31/02.

        (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

             The Committee shall not approve non-audit services that the Committee believes may taint the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
             (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

             The policies and procedures require the Committee to approve (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee, as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's per-approval responsibilities to other persons (other than the Adviser or the Fund's officers).

             Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

        (f)  N/A

        (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

        (h) Yes. Travelers Series Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Travelers Series Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By: /s/ R. Jay Gerken
    -------------------------------
    R. Jay Gerken
    Chief Executive Officer of
    The Travelers Series Trust


Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    --------------------------
    R. Jay Gerken
    Chief Executive Officer of
    The Travelers Series Trust

Date: March 10, 2004


By: /s/ Richard L. Peteka
    --------------------------
    Richard L. Peteka
    Chief Financial Officer of
    The Travelers Series Trust

Date: March 10, 2004